Other Assets, Net	12 Months Ended
Dec. 31, 2016
OTHER ASSETS, NET [Abstract]
Other Assets, Net

15. OTHER ASSETS, NET

	As of December 31, (in thousands)
	2015	2016
Deferred tax assets, net	$17,402	$7,952
Accrued interest income	7,925	—
Employee advance	2,793	1,953
Others	1,380	129

Total	$29,500	$10,034

In November 2015, the FASB issued Accounting Standards Update 2015-17, Balance Sheet Classification of Deferred Taxes, which requires deferred income tax liabilities and assets to be classified as non-current in a classified balance sheet, and eliminates the prior guidance which required an entity to separate deferred tax liabilities and assets into a current amount and a non-current amount in a classified balance sheet. The standard is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted. Additionally, the new guidance may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Group elected to early adopt this guidance retrospectively from the fourth quarter of 2016. As a result of the adoption of this guidance, $4.7 million of current deferred tax assets was reclassified to non-current on the consolidated balance sheet as of December 31, 2015.